Share-Based Payment Transactions	12 Months Ended
Dec. 31, 2021
Disclosure of Share-based Payment Transactions [Abstract]
SHARE-BASED PAYMENT TRANSACTIONS
NOTE 18:-	SHARE-BASED PAYMENT TRANSACTIONS

a.	The cost of share-based payment recognized in the financial statements:

The expenses due to share-based compensation for the years ended December 31, 2021, 2020 and 2019, recognized in the financial statements in respect of the share option plan of the Company is shown in the following table, detailed by departments:

	Year ended December 31,
	2021	2020	2019
Research and development expenses	$27	$69	$165
General and administrative expenses	16	22	388

	$43	$91	$553

1.	The 2005 and 2015 ESOP of the Company:

During 2005, the Board adopted the 2005 Employees Share Option Plan (the “2005 ESOP”). Ten years later the Board adopted a new plan - the 2015 Employees Share Option Plan (the “2015 ESOP”). Under both the 2005 ESOP and 2015 ESOP, the Company may grant its employees and other service providers options to purchase the Company’s ordinary shares (“Share Options”).

On November 13, 2019, the Board reserved an additional number of 6,788 Share Options for the purposes of the 2015 ESOP, bringing the amount of Share Options reserved under the 2015 ESOP to 15,714.

On April 21, 2021, the Board reserved an additional number of 338,929  Share Options for the purposes of the 2015 ESOP, bringing the amount of Share Options reserved under the 2015 ESOP to 357,143, out of which a total of 351,712 were still available for grant as of December 31, 2021.

2.	On March 12, 2019, the Board approved and granted 1,171 ordinary shares under the 2015 ESOP to a new consultant of the Company. The exercise price was set at $420.00 per share Option.

The fair value for Share Options granted to the consultant was estimated using the Black-Scholes OPM with the following parameters:

Dividend yield (%)	0
Expected volatility (%)	76
Risk-free interest rate (%)	2.61
Expected life of share options (years)	10

The fair value of the Share Options was set at $224 per Share Option.

3.

On October 10, 2019 (the “2019 Grant Date”), the Board approved the grant of 72 Share Options under the 2015 ESOP to directors, officers and employees, some of which required the approval of the general meeting of the Company’s shareholders (the “2019 General Meeting”), which occurred on January 15, 2020. Following the resignation of some directors and employees on December 31, 2019, 15 Share Options (were not granted. Out of the 57 Share Options that were granted, 10 Share Options didn’t require the General Meeting’s approval. The date of commencement for all Share Options granted, the date on which the vesting started, was the 2019 Grant Date. The exercise price was set at $210.00 per Share Option.

According to IFRS 2, “Share-based Payment”, the fair value of the Share Options was estimated using the Black-Scholes OPM, in which the fair value estimation for the Share Options which required the 2019 General Meeting’s approval was calculated based on parameters as of December 31, 2019.

Based on the above-mentioned, hereinafter are the parameters used in order to estimate the fair value of the Share Options using the Black-Scholes OPM:

	December 31, 2019	October 10, 2019
Underlying ordinary share price	78.12	154
Dividend yield (%)	0	0
Expected volatility (%)	73	70
Risk-free interest rate (%)	1.91	1.67
Expected life of Share Options (years)	9.78	10

The fair value of the Share Options approved on October 10, 2019 by the Board, and on January 15, 2020 at the General Meeting (valuated as of December 31, 2019) was set at $114.1 and $51.1, per Share Option, respectively.

b.	Movement during the year:

1.	The following table lists the number of Share Options, the weighted average exercise prices of share options and changes in directors (and former directors), officers, employees and consultants share options during the years ended on December 31, 2021, and 2020:

	Number of Share Options	Weighted average exercise price
2021		USD
Share Options outstanding at the beginning of the year	5,643	2.41
Share Options granted during the year	-	-
Share Options forfeited during the year	(212)	2.50
Share Options expired during the year	-	-

Share Options outstanding at the end of the year	5,431	2.95

Share Options exercisable at the end of the year	4,416	3.28

2020:
Share Options outstanding at the beginning of the year	15,010	$2.41
Share Options granted during the year	-	-
Share Options forfeited during the year	(9,367)	2.50
Share Options expired during the year	-	-

Share Options outstanding at the end of the year	5,643	2.41

Share Options exercisable at the end of the year	3,562	3.41

2.	No Share Options were granted during 2021 and 2020.

3.	The weighted average remaining contractual life of the Share Options outstanding was 6.35 years and 7.29 years as of December 31, 2021 and 2020, respectively.

4.	The range of exercise prices of Share Options outstanding at the end of the year was $210 - $955 (inclusive)-as of December 31, 2021, and $210 - $900 (inclusive) as of December 31, 2020.